Annual Total Returns (dei_DocumentInformationDocumentAxis, (Oppenheimer Discovery Fund), Class A)	0 Months Ended
Jan. 27, 2012
(Oppenheimer Discovery Fund) | Class A
Bar Chart Table:
Annual Return 2002	(24.10%)
Annual Return 2003	38.98%
Annual Return 2004	3.98%
Annual Return 2005	1.34%
Annual Return 2006	4.84%
Annual Return 2007	25.81%
Annual Return 2008	(38.59%)
Annual Return 2009	27.31%
Annual Return 2010	27.75%
Annual Return 2011	1.47%